Subsequent Events (Details) - Forecast [Member] - Loan Agreement with Bank of Communications [Member]	Aug. 18, 2026 CNY (¥)	Aug. 18, 2026 USD ($)
Subsequent Events [Line Items]
Loan amount	¥ 1,500,000	$ 221,073
Maturity date	Aug. 18, 2027
Fixed annual interest rate	2.20%	2.20%